Investments (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Investments	R$ 119,270	R$ 136,510	R$ 135,652	R$ 154,890
Joint venture
Investment [Line Items]
Investments		42,346	45,464
Investments
Investment [Line Items]
Investments		42,115	38,139
Tax incentives, net of allowances for losses
Investment [Line Items]
Investments	31,876	31,579	31,579
Other Investment
Investment [Line Items]
Investments	10,352	20,470	R$ 20,470
Investments Associates and Joint Ventures
Investment [Line Items]
Investments	R$ 77,042	R$ 84,461